                            6501 Legacy Drive
Plano, TX 75024
jcp.com

March 19, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	J. C. Penney Company, Inc. Annual Report on Form 10-K for the Fiscal Year Ended February 3, 2018

Ladies and Gentlemen:

Pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy, including all exhibits filed herewith, of the Company’s Annual Report on Form 10-K for the fiscal year ended February 3, 2018 (the “Form 10-K”). Pursuant to General Instruction D(3) to Form 10-K, please be advised that the audited consolidated financial statements included with the Form 10-K reflect a change from the preceding fiscal year in the Company’s method of accounting for merchandise inventories related to its Internet operations from the lower of standard cost (representing average vendor costs) or net realizable value to the lower of cost or market using the retail inventory method.

If any member of the Commission Staff has any questions regarding the Form 10-K or any matter related thereto, please call the undersigned at (972) 431-2467 or Salil R. Virkar at (972) 431-1211.

Very truly yours,

/s/ David A. Shipley

David A. Shipley
Senior Counsel

Enclosure